Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets and Pension Plans with Projected Benefit Obligations in Excess of Plan Assets (Detail) (Pension Plans, Defined Benefit)
In Thousands, unless otherwise specified
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligations	$ 1,323,317	¥ 108,512,000	¥ 109,556,000
Plans with accumulated benefit obligations in excess of plan assets, plan assets	838,939	68,793,000	73,171,000
Plans with projected benefit obligations in excess of plan assets, projected benefit obligations	1,419,341	116,386,000	126,307,000
Plans with projected benefit obligations in excess of plan assets, plan assets	$ 845,854	¥ 69,360,000	¥ 82,238,000